Principal accounting policies - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment item shares	Dec. 31, 2023 USD ($) segment item shares	Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2021 CNY (¥) shares	Mar. 19, 2024 USD ($) $ / shares	Dec. 29, 2023 $ / ¥	Mar. 19, 2023 USD ($)
Significant Accounting Policies
Rate of translations of amounts from RMB into US$ | $ / ¥							7.0999
Equity method investment, other than temporary impairment	¥ 0		¥ 414,000		¥ 0
Impairment loss of investments	¥ 210,813,000		55,201,000		0
Number of reporting units | item	2	2
Impairment of goodwill	¥ 0	$ 0	34,640,000	[1],[2]	0
Impairment of long-lived assets	¥ 0		0		0
Noble member status duration	1 month	1 month
Revenue from barter transaction	¥ 0
Deferred revenue, revenue recognized	446,881,000		459,509,000		485,878,000
Revenue expected to be recognized from remaining performance obligations	460,121,000
Employee social security and welfare benefits	194,779,000		227,008,000		187,200,000
Interest and penalties recognized associated with uncertain tax positions	0		0		0
Unrecognized uncertain tax positions	¥ 0		0
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%	50.00%
Dividends	¥ 0		0		0
Expected dividends payable | $								$ 150,000
Number of reportable segment | segment	1	1
Allocated share-based compensation expense	¥ 78,265,000		156,478,000		289,705,000
Indefinitely lived intangible assets net	0		0
Subsequent event
Significant Accounting Policies
Expected dividends payable | $						$ 150,000
Statutory reserves
Significant Accounting Policies
Appropriations for the general reserve funds and statutory surplus fund	¥ 0		¥ 0		¥ 0
Maximum
Significant Accounting Policies
Noble member status duration	24 months	24 months
Ordinary Shares | Subsequent event
Significant Accounting Policies
Special cash dividend per share | $ / shares						$ 0.66
American Depository Shares | Subsequent event
Significant Accounting Policies
Special cash dividend per share | $ / shares						$ 0.66
Performance Shares
Significant Accounting Policies
Share-based compensation arrangement by share-based payment award, other than options granted | shares	0	0	0		0
Allocated share-based compensation expense	¥ 0		¥ 0		¥ 0
Research and development expenses
Significant Accounting Policies
Capitalized costs	0		0		0
Severance costs	34,000,000		53,595,000		0
Allocated share-based compensation expense	40,679,000	$ 5,730	67,242,000		135,316,000
Sales and marketing expenses
Significant Accounting Policies
Advertising and market promotion expenses	348,235,000		412,553,000		655,957,000
Allocated share-based compensation expense	¥ 2,842,000	$ 400	¥ 4,477,000		¥ 8,318,000
Advertising Revenue | Maximum
Significant Accounting Policies
Advertising revenues contract term	3 months	3 months
Period over which payments are due	3 months	3 months

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).